Capital and reserves - Treasury shares (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capital and reserves
Treasury shares	€ 2,322	€ 2,705
Beginning balance (Number of shares)	285,964
Purchased during the year (Number of shares)	787,776	1,566,793
Surrendered during the year (Number of shares)	(843,128)	(1,280,829)
Ending balance (Number of shares)	230,612	285,964
Beginning balance	€ 2,705
Purchase of treasury shares	9,022	€ 3,837
Surrendered during the year	(9,405)	(1,132)
Ending balance	€ 2,322	€ 2,705